Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Deposits [Abstract]
Summary of Restricted Deposits
Restricted deposits as of December 31, 2021 and 2022 are as follows:

			2021	2022
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	—	2,912
	Deposits for government project and others		22,286	30,586
	Collateral provided for borrowings		264,813	250,346
	Collateral provided for lawsuit		42	57
	Deposits for transmission regional support program		5,921	8,626
	Deposits for other business purposes		3,050	3,825
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		114,000	101,500
	Collateral provided for borrowings		11,745	1,000
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		531,720	386,220
Long-term financial instruments	Escrow accounts		70	1,603
	Guarantee deposits for banking accounts at oversea branches		333	18
	Collateral provided for borrowings		—	21,745
	Decommissioning costs of nuclear power plants		324,609	497,609
	Funds for developing small and medium enterprises		10,000	—
Other non-current assets	Deposits for other business purposes		—	4,355

		￦	1,288,589	1,310,402